Amount Due from/to Related Parties (Details) - Schedule of Due from Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amount Due from/to Related Parties (Details) - Schedule of Due from Related Parties [Line Items]
Affiliated companies	$ 273,479	$ 239,262
Due from related parties	346,961	239,262
Du – UAE [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due from Related Parties [Line Items]
Affiliated companies	69,517	32,234
Mobily – KSA [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due from Related Parties [Line Items]
Affiliated companies	203,962	207,028
Maher Khawkhaji [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due from Related Parties [Line Items]
Due from related parties	$ 73,482